Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	£ 308,255
– financial investments: fair value gains	197	£ 495	£ (2,631)
Financial assets, ending balance	284,041	308,255
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	442,813
– fair value gains/(losses)	197	495	(2,631)
Financial liabilities, ending balance	455,891	442,813
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	7,662
Financial assets, ending balance	7,613	7,662
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	6,545
Financial liabilities, ending balance	5,941	6,545
Level 3 | Recurring fair value measurement | France Retail Banking Business | Discontinued operations
Reconciliation of changes in fair value measurement, assets [abstract]
Settlements	(2,500)
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	42,276
Financial liabilities, ending balance	42,633	42,276
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	252	415
Total gains/(losses) recognised in profit or loss	226	(268)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	0	0
– fair value gains/(losses)	0	0
– exchange differences	0	0
Purchases	723	233
New issuances	0	2
Sales	(234)	(253)
Settlements	(406)	138
Transfers out	(29)	(30)
Transfers in	92	15
Financial liabilities, ending balance	624	252	415
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(5)	0
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	32,545
Financial liabilities, ending balance	37,443	32,545
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(64)	(8)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	3,958	2,461
Total gains/(losses) recognised in profit or loss	(1,818)	60
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(64)	(8)
– fair value gains/(losses)	0	0
– exchange differences	(64)	(8)
Purchases	0	0
New issuances	2,677	3,005
Sales	0	(2)
Settlements	(602)	(1,169)
Transfers out	(2,172)	(660)
Transfers in	983	271
Financial liabilities, ending balance	2,962	3,958	2,461
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(88)	(217)
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	171,474
Financial liabilities, ending balance	197,082	171,474
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(1)	(5)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,335	2,478
Total gains/(losses) recognised in profit or loss	654	1,008
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(1)	(5)
– fair value gains/(losses)	0	0
– exchange differences	(1)	(5)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(330)	(1,295)
Transfers out	(1,075)	(339)
Transfers in	772	488
Financial liabilities, ending balance	2,355	2,335	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(622)	(823)
Equity Structured Notes | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Transfers out	(1,400)
Transfers in	800
Financial Investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	37,507
Financial assets, ending balance	39,990	37,507
Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	907	1,447
Total gains/(losses) recognised in profit or loss	0	(1)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(25)	(1)
– financial investments: fair value gains	7	29
– exchange differences	(32)	(30)
Purchases	1,027	51
New issuances	0	0
Sales	(72)	(213)
Settlements	(588)	(38)
Transfers out	(204)	(451)
Transfers in	34	113
Financial assets, ending balance	1,079	907	1,447
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	7	29
– exchange differences	(32)	(30)
Held for trading
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	100,696
Financial assets, ending balance	116,042	100,696
Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,050	2,738
Total gains/(losses) recognised in profit or loss	182	189
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	3	(28)
– financial investments: fair value gains	0	0
– exchange differences	3	(28)
Purchases	2,488	1,004
New issuances	0	1
Sales	(1,049)	(1,675)
Settlements	(335)	(79)
Transfers out	(277)	(561)
Transfers in	508	461
Financial assets, ending balance	3,570	2,050	2,738
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(39)	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	3	(28)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,068
Financial assets, ending balance	9,417	19,068
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,882	3,318
Total gains/(losses) recognised in profit or loss	13	8
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(84)	(92)
– financial investments: fair value gains	0	0
– exchange differences	(84)	(92)
Purchases	447	305
New issuances	0	0
Sales	(409)	(484)
Settlements	(1,785)	(72)
Transfers out	(17)	(120)
Transfers in	35	19
Financial assets, ending balance	1,082	2,882	3,318
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	23	(75)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(84)	(92)
Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	174,116
Financial assets, ending balance	198,172	174,116
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,823	1,737
Total gains/(losses) recognised in profit or loss	767	851
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(4)	(2)
– financial investments: fair value gains	0	0
– exchange differences	(4)	(2)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(610)	(1,009)
Transfers out	(683)	(233)
Transfers in	589	479
Financial assets, ending balance	1,882	1,823	£ 1,737
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(1,548)	520
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(4)	(2)
– net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	226	(268)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(5)	0
– net income from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(1,818)	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	654	1,008
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(622)	(823)
– net income from financial instruments held for trading or managed on a fair value basis | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	182	189
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(39)	0
– net income from financial instruments held for trading or managed on a fair value basis | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	767	851
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(1,548)	520
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(35)	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	60
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(88)	(217)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	48	8
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	23	(75)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	(1)
– gains less losses from financial investments at fair value through other comprehensive income | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	£ 0	£ 0